General (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) aircraft engine helicopter shares	Dec. 31, 2022 USD ($)	Nov. 01, 2021
Business Combination, Separately Recognized Transactions [Line Items]
Number of aircrafts | aircraft	2,078
Number of engines | engine	1,000
Number of helicopters | helicopter	300
Total assets | $	$ 71,274,559	$ 69,726,918
AerCap Holdings N.V. | General Electric | Related Party
Business Combination, Separately Recognized Transactions [Line Items]
Ownership percentage by GE (in percentage)			46.00%
Sale of stock, number of shares issued in transaction (in shares) | shares	111,500,000